Consolidated Statements of Operations - USD ($) $ in Thousands		12 Months Ended
		May 31, 2021	May 31, 2020	May 31, 2019
Net revenues
Educational programs and services		$ 3,936,969	$ 3,230,378	$ 2,785,254
Net revenues		4,276,539	3,578,682	3,096,491
Operating cost and expenses
Cost of revenues		(2,036,875)	(1,588,899)	(1,376,269)
Selling and marketing		(600,778)	(445,259)	(384,287)
General and administrative		(1,489,826)	(1,145,521)	(1,028,783)
Impairment loss on intangible assets and goodwill		(31,794)		(5,245)
Total operating cost and expenses		(4,159,273)	(3,179,679)	(2,794,584)
Gain on disposal of a subsidiary				3,627
Operating income		117,266	399,003	305,534
Other income, net
Interest income		141,511	116,117	97,530
Interest expense		(6,747)	(4,627)	(1,615)
Realized gain from long-term investments		3,535	407	26,379
Impairment loss from long-term investments		(40,207)	(31,750)	(5,919)
Loss from fair value change of long-term investments		(3,824)	(18,451)	(104,636)
Miscellaneous (loss) income, net		103,443	27,137	(1,424)
Income before income taxes and loss from equity method investments		314,977	487,836	315,849
Provision for income taxes:
Current		(127,313)	(142,992)	(103,031)
Deferred		43,725	8,630	17,317
Provision for income taxes		(83,588)	(134,362)	(85,714)
(Loss) gain from equity method investments		(1,368)	1,385	(2,289)
Net income		230,021	354,859	227,846
Less: Net loss attributable to non-controlling interests		(104,393)	(58,474)	(10,219)
Net income attributable to New Oriental Education & Technology Group Inc.'s shareholders		$ 334,414	$ 413,333	$ 238,065
Net income per common share (Note 19)
- Basic	[1]	$ 0.20	$ 0.26	$ 0.15
- Diluted	[1]	$ 0.20	$ 0.26	$ 0.15
Weighted average shares used in calculating basic and diluted net income per common share
- Basic	[1]	1,645,463,440	1,584,295,760	1,582,938,900
- Diluted	[1]	1,651,982,384	1,595,368,900	1,590,393,450
Books and other services [Member]
Net revenues
Net revenues		$ 339,570	$ 348,304	$ 311,237

[1]	Retrospectively restated for the effect of stock split. (Note 16)